Average Annual Total Returns - FidelitySmallCapDiscoveryFund-PRO - FidelitySmallCapDiscoveryFund-PRO - Fidelity Small Cap Discovery Fund	Jun. 29, 2024
Fidelity Small Cap Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	21.32%
Past 5 years	13.34%
Past 10 years	7.72%
Fidelity Small Cap Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.02%
Past 5 years	11.65%
Past 10 years	5.49%
Fidelity Small Cap Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	13.47%
Past 5 years	10.44%
Past 10 years	5.66%
RS002
Average Annual Return:
Past 1 year	16.93%
Past 5 years	9.97%
Past 10 years	7.16%